S000067234 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares U.S. Tech Breakthrough Multisector ETF | iShares U.S. Tech Breakthrough Multisector ETF
Prospectus [Line Items]
Annual Return [Percent]	24.46%	57.41%	(34.34%)	19.61%